Net Gain on Sale of Owned Fleet Containers (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Property	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Property
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	104,445	107,410	112,367
Gain on sale of owned fleet containers, net | $	$ 21,397	$ 36,071	$ 26,210
Previously written down containers
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	52,319	28,291	56,862
Gain on sale of owned fleet containers, net | $	$ 6,665	$ 14,563	$ 18,662
Containers not written down
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	52,126	79,119	55,505
Gain on sale of owned fleet containers, net | $	$ 14,732	$ 21,508	$ 7,548